Borrowings - Schedule of Interest-Bearing Financial Instruments (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	RM 35,039,857	$ 7,829,261	RM 24,709,116
Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	132,201	29,539	93,895
Hire purchase [Member] | Fixed rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	250,000	55,859
Bank Borrowings [Member] | Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	RM 34,789,857	$ 7,773,402	RM 24,709,116